Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) - Level 3 £m - Recurring fair value measurement - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit spreads | Financial liabilities at fair value through profit or loss | Securitisation notes and other
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, liabilities [abstract]
Max up	0.50%	0.50%
Max down	(0.50%)	(0.50%)
Favourable changes	£ 1	£ 2
Unfavourable changes	£ (1)	£ (2)
HPI growth | Derivative financial liabilities | Shared appreciation rights
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, liabilities [abstract]
Max up	1.00%	1.00%
Max down	(1.00%)	(1.00%)
Favourable changes	£ 9	£ 11
Unfavourable changes	£ (8)	£ (10)
Interest rate ATM volatility | Derivative financial liabilities | Interest rate derivatives
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, liabilities [abstract]
Max up	0.04%	0.04%
Max down	(0.04%)	(0.04%)
Favourable changes	£ 0	£ 0
Unfavourable changes	£ 0	£ 0
Financial assets at fair value through profit or loss | Loans and advances to customers | Credit spreads
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, assets [abstract]
Max up	1.15%	1.15%
Max down	(1.15%)	(1.15%)
Favourable changes	£ 5	£ 5
Unfavourable changes	£ (5)	£ (5)
Financial assets at fair value through profit or loss | Loans and advances to customers | HPI growth
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, assets [abstract]
Max up	1.00%	1.00%
Max down	(1.00%)	(1.00%)
Favourable changes	£ 11	£ 14
Unfavourable changes	£ (6)	£ (12)
Financial assets at fair value through profit or loss | Debt securities | Price
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, assets [abstract]
Max up	10.00%
Max down	(10.00%)
Favourable changes	£ 0
Unfavourable changes	£ 0
Financial assets at fair value through profit or loss | Equity shares | Price
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, assets [abstract]
Max up	46.00%	31.00%
Max down	(46.00%)	(31.00%)
Favourable changes	£ 1	£ 1
Unfavourable changes	£ (1)	£ (1)
Financial assets at fair value through other comprehensive income | Debt securities | Credit spreads
Increase (decrease) in fair value measurement for sensitivity analyses in which inputs are changed individually, assets [abstract]
Max up	0.75%	0.75%
Max down	(0.75%)	(0.75%)
Favourable changes	£ 1	£ 2
Unfavourable changes	£ (1)	£ (2)